LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
LOSS PER SHARE
Schedule of basic and diluted loss per share
	For the Year Ended December 31,
	2015	2016	2017
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Numerator:
Net loss attributable to ordinary shareholders:	(88,691)	(913,477)	(369,161)	(56,739)

Denominator:
Number of shares outstanding, opening	413,147,475	400,165,607	421,522,374	421,522,374
Weighted average number of shares issued	1,423,986	20,702,130	4,067,372	4,067,372
Weighted average number of shares repurchased	(7,421,952)	(12,678,015)	-	-
Weighted-average number of shares outstanding – Basic	407,149,509	408,189,722	425,589,746	425,589,746
Weighted-average number of shares outstanding – Diluted	407,149,509	408,189,722	425,589,746	425,589,746

Loss per share
-Basic	(0.22)	(2.24)	(0.87)	(0.13)
-Diluted	(0.22)	(2.24)	(0.87)	(0.13)